Shareholder Report, Average Annual Return (Details)		6 Months Ended	12 Months Ended	60 Months Ended	120 Months Ended
		Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024
C000059934 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Schwab Monthly Income Fund – Income Payout
Average Annual Return, Percent	[1]	0.66%	5.65%	1.44%	2.22%
C000059933 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Schwab Monthly Income Fund – Flexible Payout
Average Annual Return, Percent	[1]	0.58%	6.01%	2.23%	2.86%
C000059932 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Schwab Monthly Income Fund – Target Payout
Average Annual Return, Percent	[1],[2]	0.61%	6.04%	2.85%	3.38%
Standard & Poor's 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
Average Annual Return, Percent		15.29%	24.56%	15.05%	12.86%
Bloomberg US Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US Aggregate Bond Index
Average Annual Return, Percent		(0.71%)	2.63%	(0.23%)	1.35%
Income Payout Composite Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[3]	Income Payout Composite Index
Average Annual Return, Percent	[4]	0.42%	5.62%	1.86%	2.81%
Flexible Payout Composite Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[5]	Flexible Payout Composite Index
Average Annual Return, Percent	[5]	0.27%	6.00%	2.99%	3.77%
Target Payout Composite Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[2]	Target Payout Composite Index
Average Annual Return, Percent	[2]	0.27%	6.00%	3.91%	4.61%

[1]	The fund’s routine expenses have been absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	The Target Payout Composite Index is a custom blended index developed by Schwab Asset Management based on a comparable portfolio asset allocation. Effective September 13, 2022, the Target Payout Composite Index is composed of 2% Bloomberg US Treasury Bills 1-3 Month Index, 20% Dow Jones U.S. Dividend 100 Index, 20% Dow Jones International Dividend 100 Index (Net), 10% FTSE EPRA Nareit Global Index (Net), 17% Bloomberg US Aggregate Bond Index, 3% Bloomberg US 5-10 Year Corporate Bond Index, 7% Bloomberg US Long Treasury Index, 11% Bloomberg US High Yield 2% Issuer Cap Index, 7% ICE BofA Fixed Rate Preferred Securities Index, and 3% Morningstar LSTA US Performing Loans Index. From January 29, 2019 to September 12, 2022, the Target Payout Composite Index was composed of 28.5% S&P 500 Index, 11.9% MSCI EAFE Index (Net), 7.1% FTSE EPRA Nareit Global Index (Net), 50.5% Bloomberg US Aggregate Bond Index, and 2.0% Bloomberg US Treasury Bills 1-3 Month Index. From April 1, 2013 to January 29, 2019, the Target Payout Composite Index was composed of 28.5% S&P 500® Index, 11.9% MSCI EAFE Index (Net), 7.1% FTSE EPRA Nareit Global Index (Net), 30.3% Bloomberg US Aggregate Bond Index, 20.2% Bloomberg US Intermediate Aggregate Bond Index, and 2.0% Bloomberg US Treasury Bills 1-3 Month Index. Prior to April 1, 2013, the Target Payout Composite Index was composed of 40% S&P 500 Index and 60% Bloomberg US Aggregate Bond Index. Percentages listed may not total to 100% due to rounding.
[3]	The Income Payout Composite Index is a custom blended index developed by Schwab Asset Management based on a comparable portfolio asset allocation. Effective September 13, 2022, the Income Payout Composite Index is composed of 2% Bloomberg US Treasury Bills 1-3 Month Index, 13% Dow Jones U.S. Dividend 100 Index, 11% Dow Jones International Dividend 100 Index (Net), 6% FTSE EPRA Nareit Global Index (Net), 26% Bloomberg US Aggregate Bond Index, 9% Bloomberg US 5-10 Year Corporate Bond Index, 8% Bloomberg US 1-5 Year Corporate Bond Index, 6% Bloomberg US Long Treasury Index, 9% Bloomberg US High Yield 2% Issuer Cap Index, 7% ICE BofA Fixed Rate Preferred Securities Index, and 3% Morningstar LSTA US Performing Loans Index. From January 29, 2019 to September 12, 2022 the Income Payout Composite Index was composed of 10.5% S&P 500 Index, 4.4% MSCI EAFE Index (Net), 2.6% FTSE EPRA Nareit Global Index (Net), 80.5% Bloomberg US Aggregate Bond Index, and 2.0% Bloomberg US Treasury Bills 1-3 Month Index. From April 1, 2013 to January 29, 2019, the Income Payout Composite Index was composed of 10.5% S&P 500 Index, 4.4% MSCI EAFE Index (Net), 2.6% FTSE EPRA Nareit Global Index (Net), 48.3% Bloomberg US Aggregate Bond Index, 32.2% Bloomberg US Intermediate Aggregate Bond Index, and 2.0% Bloomberg US Treasury Bills 1-3 Month Index. Prior to April 1, 2013, the Income Payout Composite Index was composed of 10% S&P 500 Index and 90% Bloomberg US Aggregate Bond Index. Percentages listed may not total to 100% due to rounding.
[4]	The Income Payout Composite Index is a custom blended index developed by Schwab Asset Management based on a comparable portfolio asset allocation. Effective September 13, 2022, the Income Payout Composite Index is composed of 2% Bloomberg US Treasury Bills 1-3 Month Index, 13% Dow Jones U.S. Dividend 100 Index, 11% Dow Jones International Dividend 100 Index (Net), 6% FTSE EPRA Nareit Global Index (Net), 26% Bloomberg US Aggregate Bond Index, 9% Bloomberg US 5-10 Year Corporate Bond Index, 8% Bloomberg US 1-5 Year Corporate Bond Index, 6% Bloomberg US Long Treasury Index, 9% Bloomberg US High Yield 2% Issuer Cap Index, 7% ICE BofA Fixed Rate Preferred Securities Index, and 3% Morningstar LSTA US Performing Loans Index. From January 29, 2019 to September 12, 2022 the Income Payout Composite Index was composed of 10.5% S&P 500 Index, 4.4% MSCI EAFE Index (Net), 2.6% FTSE EPRA Nareit Global Index (Net), 80.5% Bloomberg US Aggregate Bond Index, and 2.0% Bloomberg US Treasury Bills 1-3 Month Index. From April 1, 2013 to January 29, 2019, the Income Payout Composite Index was composed of 10.5% S&P 500 Index, 4.4% MSCI EAFE Index (Net), 2.6% FTSE EPRA Nareit Global Index (Net), 48.3% Bloomberg US Aggregate Bond Index, 32.2% Bloomberg US Intermediate Aggregate Bond Index, and 2.0% Bloomberg US Treasury Bills 1-3 Month Index. Prior to April 1, 2013, the Income Payout Composite Index was composed of 10% S&P 500 Index and 90% Bloomberg US Aggregate Bond Index. Percentages listed may not total to 100% due to rounding.
[5]	The Flexible Payout Composite Index is a custom blended index developed by Schwab Asset Management based on a comparable portfolio asset allocation. Effective September 13, 2022, the Flexible Payout Composite Index is composed of 2% Bloomberg US Treasury Bills 1-3 Month Index, 20% Dow Jones U.S. Dividend 100 Index, 20% Dow Jones International Dividend 100 Index (Net), 10% FTSE EPRA Nareit Global Index (Net), 17% Bloomberg US Aggregate Bond Index, 3% Bloomberg US 5-10 Year Corporate Bond Index, 7% Bloomberg US Long Treasury Index, 11% Bloomberg US High Yield 2% Issuer Cap Index, 7% ICE BofA Fixed Rate Preferred Securities Index, and 3% Morningstar LSTA US Performing Loans Index. From January 29, 2019 to September 12, 2022, the Flexible Payout Composite Index was composed of 19.5% S&P 500 Index, 8.1% MSCI EAFE Index (Net), 4.9% FTSE EPRA Nariet Global Index (Net), 65.5% Bloomberg US Aggregate Bond Index, and 2.0% Bloomberg US Treasury Bills 1-3 Month Index. From April 1, 2013 to January 29, 2019, the Flexible Payout Composite Index was composed of 19.5% S&P 500 Index, 8.1% MSCI EAFE Index (Net), 4.9% FTSE EPRA Nareit Global Index (Net), 39.3% Bloomberg US Aggregate Bond Index, 26.2% Bloomberg US Intermediate Aggregate Bond Index, and 2.0% Bloomberg US Treasury Bills 1-3 Month Index. Prior to April 1, 2013, the Flexible Payout Composite Index was composed of 25% S&P 500 Index and 75% Bloomberg US Aggregate Bond Index. Percentages listed may not total to 100% due to rounding.